STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation 1	1,000,000
Stock Based Compensation 2	2,250,000
Stock Based Compensation 3	4,500,000
Stock Based Compensation 4	5,000,000
Stock Based Compensation 5	150,000
Stock Based Compensation 6	775,000
Stock Based Compensation 7	20,000
Stock Based Compensation 8	110,000
Stock Based Compensation 9	905,000
Stock Based Compensation 10	$ 0.13
Stock Based Compensation 11	905,000
Stock Based Compensation 12	905,000
Stock Based Compensation 13	905,000
Stock Based Compensation 14	905,000
Stock Based Compensation 15	850,000
Stock Based Compensation 16	$ 0.25
Stock Based Compensation 17	850,000
Stock Based Compensation 18	0.25
Stock Based Compensation 19	100,000
Stock Based Compensation 20	200,000
Stock Based Compensation 21	200,000
Stock Based Compensation 22	$ 0.42
Stock Based Compensation 23	1,000,000
Stock Based Compensation 24	100,000
Stock Based Compensation 25	1,100,000
Stock Based Compensation 26	1,100,000
Stock Based Compensation 27	$ 0.45
Stock Based Compensation 28	$ 0
Stock Based Compensation 29	1,755,000
Stock Based Compensation 30	1,755,000
Stock Based Compensation 31	200,000